Risks and Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Customer R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 1,524,991,000	R$ 1,553,435,000
Maximum percentage of identified risk to cover by derivative financial instruments	100.00%
Gross indebtedness	R$ 16,377,643,000	17,376,216,000			R$ 14,392,722,000	R$ 15,116,139,000
Investment plan	1,883,839,000
Cash, cash equivalents, and short-term financial investments	4,084,196,000
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market | $			$ 386,787	$ 468,215
Unrealized gain (loss) of other comprehensive income, net of deferred income and social contribution taxes	7,880,000	(315,403,000)
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities | $			$ 95,000	$ 95,000
Gain (loss) recognized in other comprehensive income, net of deferred income and social contribution taxes	R$ 24,064,000	R$ (73,108,000)
Maturity of foreign exchange hedging instruments | R$ / shares	R$ 10.25	R$ 8.23
Customer concentrations risk | Customer one | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer	0
Percentage of entity's consolidated revenue	10.00%
Brazilian real per US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	5.6514
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness	R$ 3,605,377,000